Shareholder Report, Holdings (Details) - C000029067	Feb. 28, 2025
PHI Group, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Qwest Corporation_7.25_2025-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
United Rentals North America, Inc._5.5_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Occidental Petroleum Corporation_7.875_2031-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JPMorgan Chase & Company_1.1_2026-06-22
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Targa Resources Partners L.P._6.875_2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Intel Corporation_4.875_2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Exelon Corporation_7.6_2032-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Masco Corporation_7.75_2029-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oracle Corporation_2.5_2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
205887AR3 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
756109BQ6 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
452327AP4 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
912920AK1 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
94975H296 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
976657AL0 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
91282CJV4 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
876030AK3 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
458140CE8 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
278058AQ5 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
785592AV8 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
905581AR5 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
24422EXQ7 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	77.80%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%